Acquisition of Interest and Control - Schedule of breakdown of the acquisition value, considering the working capital and net debt adjustments and primary contribution (Details) - BRL (R$)
R$ in Thousands
			12 Months Ended
	Jul. 01, 2023	Feb. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Acquisition of Interest and Control
Net cash consumed on investments acquisition			R$ 265,479	R$ 5,985	R$ 0
Companhia Ultragaz S A [member] | NEOgás do Brasil Gás Natural Comprimido S.A. ("NEOgás") [member]
Acquisition of Interest and Control
Amount of NEOgás’ purchase and sale agreement		R$ 165,000
Working capital and net debt estimated adjustments		10,012
Primary contribution		(85,290)
Net cash consumed on investments acquisition		52,128
Net cash consumed on investments acquisition		89,722
Goodwill on the transaction		7,761
Acquisition value		R$ 89,722
Ultracargo Logística S.A. | Terminal de Combustíveis Paulínia S.A. (“Opla”) [member]
Acquisition of Interest and Control
Amount of NEOgás’ purchase and sale agreement	R$ 237,500
Net cash consumed on investments acquisition	210,096
Equity of the acquired investee	51,462
Goodwill on the transaction	158,634
Acquisition value	R$ 210,096